Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Apr. 30, 2024		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this Proxy Statement.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid to Non-PEO NEOs(2) (e)	Total Shareholder Return(3) (f)	Peer Group Total Shareholder Return(4) (g)	Net Income (in thousands)(5) (h)	Adjusted Fee Revenue (in millions)(6) (i)
2024	$ 12,097,658	$ 21,040,675	$ 3,575,515	$ 4,015,867	$ 221	$ 160	$ 172,561	$ 2,763
2023	11,517,445	4,752,895	3,283,352	1,500,999	172	144	213,054	2,876
2022	9,547,534	6,792,260	3,677,007	2,726,928	217	174	330,845	2,596
2021	11,347,527	30,500,006	5,492,093	11,884,612	238	164	115,562	1,810

(1)	The dollar amounts reported in column (b) are the amounts reported for Gary Burnison (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Burnison) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for fiscal year 2024, Messrs. Rozek, Arian, Distefano, and Mulrooney and Ms. MacDonald; (ii) for fiscal year 2023, Messrs. Rozek, Mulrooney, Arian, and Distefano; and (iii) for fiscal years 2022 and 2021, Messrs. Rozek, Mulrooney, and Arian.

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Burnison, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our other NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Burnison or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as required by applicable SEC rules and as shown below with respect to fiscal year 2024. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity values included in “compensation actually paid” do not correspond to the actual values that may be recognized by the named executive officers.

	2024
Compensation Actually Paid	PEO	Other NEOs*
Summary Compensation Table Total	$12,097,658	$3,575,515
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(8,792,685)	(2,212,295)
Less, Change in Pension Value reported in Summary Compensation Table	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	12,085,231	2,337,447
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	5,322,641	812,575
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	202,978	48,850
Less, prior year-end fair value for any equity awards forfeited in the year	—	(575,555)
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	124,852	29,330
Plus, pension service cost for services rendered during the year	—	—
Compensation Actually Paid	$21,040,675	$4,015,867
*	Amounts presented are averages for the entire group of Other NEOs.

(3)	Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is April 30, 2020.
(4)	The peer group used for this purpose is the following Company-established peer group, as used in the Form 10-K for purposes of Item 201(e)(1)(ii) of Regulation S-K: ASGN Inc. (ASGN), Cushman & Wakefield Plc. (CWK), FTI Consulting Inc. (FCN), Heidrick & Struggles International Inc. (HSII), Huron Consulting Group Inc. (HURN), ICF International Inc. (ICFI), Insperity Inc. (NSP), Jones Lang Lasalle Inc. (JLL), ManpowerGroup Inc. (MAN), PageGroup Plc. (MPGPF), and Robert Half International Inc. (RHI).
(5)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
(6)	Adjusted Fee Revenue is defined as Fee Revenue of the Company, as reported in the Form 10-K for the applicable fiscal year, adjusted as necessary to eliminate the effect of currency fluctuations, including by translating the applicable fiscal year’s actual results at a currency rate comparable to the rate used in the Company’s AOP for such fiscal year.

Company Selected Measure Name		Adjusted Fee Revenue
Named Executive Officers, Footnote [Text Block]

(1)	The dollar amounts reported in column (b) are the amounts reported for Gary Burnison (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Burnison) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for fiscal year 2024, Messrs. Rozek, Arian, Distefano, and Mulrooney and Ms. MacDonald; (ii) for fiscal year 2023, Messrs. Rozek, Mulrooney, Arian, and Distefano; and (iii) for fiscal years 2022 and 2021, Messrs. Rozek, Mulrooney, and Arian.

Changed Peer Group, Footnote [Text Block]		The peer group used for this purpose is the following Company-established peer group, as used in the Form 10-K for purposes of Item 201(e)(1)(ii) of Regulation S-K: ASGN Inc. (ASGN), Cushman & Wakefield Plc. (CWK), FTI Consulting Inc. (FCN), Heidrick & Struggles International Inc. (HSII), Huron Consulting Group Inc. (HURN), ICF International Inc. (ICFI), Insperity Inc. (NSP), Jones Lang Lasalle Inc. (JLL), ManpowerGroup Inc. (MAN), PageGroup Plc. (MPGPF), and Robert Half International Inc. (RHI).
PEO Total Compensation Amount	[1]	$ 12,097,658		$ 11,517,445	$ 9,547,534	$ 11,347,527
PEO Total Compensation Amount	[2]	$ 21,040,675		4,752,895	6,792,260	30,500,006
Adjustment To PEO Compensation, Footnote [Text Block]

	2024
Compensation Actually Paid	PEO	Other NEOs*
Summary Compensation Table Total	$12,097,658	$3,575,515
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(8,792,685)	(2,212,295)
Less, Change in Pension Value reported in Summary Compensation Table	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	12,085,231	2,337,447
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	5,322,641	812,575
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	202,978	48,850
Less, prior year-end fair value for any equity awards forfeited in the year	—	(575,555)
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	124,852	29,330
Plus, pension service cost for services rendered during the year	—	—
Compensation Actually Paid	$21,040,675	$4,015,867
*	Amounts presented are averages for the entire group of Other NEOs.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,575,515	[3]	3,283,352	3,677,007	5,492,093
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 4,015,867	[3]	1,500,999	2,726,928	11,884,612
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2024
Compensation Actually Paid	PEO	Other NEOs*
Summary Compensation Table Total	$12,097,658	$3,575,515
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	(8,792,685)	(2,212,295)
Less, Change in Pension Value reported in Summary Compensation Table	—	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	12,085,231	2,337,447
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	5,322,641	812,575
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	202,978	48,850
Less, prior year-end fair value for any equity awards forfeited in the year	—	(575,555)
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year	124,852	29,330
Plus, pension service cost for services rendered during the year	—	—
Compensation Actually Paid	$21,040,675	$4,015,867
*	Amounts presented are averages for the entire group of Other NEOs.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Compensation Actually Paid, Cumulative TSR, and Peer Group TSR I CAP vs Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid and Net Income I CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		Compensation Actually Paid and Adjusted Fee Revenue I CAP vs. Adjusted Fee Revenue
Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis” section of this Proxy Statement, the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

1. Adjusted Fee Revenue;

2. Adjusted EBITDA Margin;

3. Adjusted Diluted EPS; and

4. Adjusted ROIC.

Total Shareholder Return Amount	[4]	$ 221		172	217	238
Peer Group Total Shareholder Return Amount	[5]	160		144	174	164
Net Income (Loss)	[6]	$ 172,561,000		$ 213,054,000	$ 330,845,000	$ 115,562,000
Company Selected Measure Amount	[7]	2,763,000,000		2,876,000,000	2,596,000,000	1,810,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Fee Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Diluted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted ROIC
PEO [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (8,792,685)
PEO [Member] | Less, Change in Pension Value reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,085,231
PEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		5,322,641
PEO [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		202,978
PEO [Member] | Less, prior year-end fair value for any equity awards forfeited in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		124,852
PEO [Member] | Plus, pension service cost for services rendered during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Gary Burnison
Pay vs Performance Disclosure [Table]
PEO Name		Gary Burnison		Gary Burnison	Gary Burnison	Gary Burnison
Non-PEO NEO [Member] | Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ (2,212,295)
Non-PEO NEO [Member] | Less, Change in Pension Value reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]
Non-PEO NEO [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	2,337,447
Non-PEO NEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]
Non-PEO NEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	812,575
Non-PEO NEO [Member] | Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	48,850
Non-PEO NEO [Member] | Less, prior year-end fair value for any equity awards forfeited in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(575,555)
Non-PEO NEO [Member] | Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	29,330
Non-PEO NEO [Member] | Plus, pension service cost for services rendered during the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]

[1]	The dollar amounts reported in column (b) are the amounts reported for Gary Burnison (the Company’s Chief Executive Officer) for each of the corresponding years in the “Total” column in our Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Burnison) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: (i) for fiscal year 2024, Messrs. Rozek, Arian, Distefano, and Mulrooney and Ms. MacDonald; (ii) for fiscal year 2023, Messrs. Rozek, Mulrooney, Arian, and Distefano; and (iii) for fiscal years 2022 and 2021, Messrs. Rozek, Mulrooney, and Arian.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Burnison, and the dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to our other NEOs as a group, each as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Burnison or the other NEOs on average, as applicable. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as required by applicable SEC rules and as shown below with respect to fiscal year 2024. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The equity values included in “compensation actually paid” do not correspond to the actual values that may be recognized by the named executive officers.
[3]	Amounts presented are averages for the entire group of Other NEOs.
[4]	Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is April 30, 2020.
[5]	The peer group used for this purpose is the following Company-established peer group, as used in the Form 10-K for purposes of Item 201(e)(1)(ii) of Regulation S-K: ASGN Inc. (ASGN), Cushman & Wakefield Plc. (CWK), FTI Consulting Inc. (FCN), Heidrick & Struggles International Inc. (HSII), Huron Consulting Group Inc. (HURN), ICF International Inc. (ICFI), Insperity Inc. (NSP), Jones Lang Lasalle Inc. (JLL), ManpowerGroup Inc. (MAN), PageGroup Plc. (MPGPF), and Robert Half International Inc. (RHI).
[6]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.
[7]	Adjusted Fee Revenue is defined as Fee Revenue of the Company, as reported in the Form 10-K for the applicable fiscal year, adjusted as necessary to eliminate the effect of currency fluctuations, including by translating the applicable fiscal year’s actual results at a currency rate comparable to the rate used in the Company’s AOP for such fiscal year.